Information about the main subsidiaries (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of subsidiaries [line items]
Current assets		$ 231,023	$ 218,757
Non-current assets		455,917	507,277
Current liabilities		172,861	128,063
Non-current liabilities		391,926	470,770
Revenues		121,256	110,741	$ 93,266
Cash of operating activities		35,734	25,546	24,150
Cash of investing activities		40,311	10,552	(31,553)
Cash of financial activities		(72,624)	(25,735)	(4,009)
Net increase / (decrease) in cash and cash equivalents		$ 3,421	$ 10,363	$ (11,412)
Irsainversionesy Representaciones Sociedad Anonima [Member]
Disclosure of subsidiaries [line items]
Direct interest of non-controlling interest	[1]	37.67%	37.65%
Current assets		$ 141,276	$ 201,916
Non-current assets		421,482	476,445
Current liabilities		143,384	105,704
Non-current liabilities		36,116	450,001
Net assets		122,655	122,656
Book value of non-controlling interests		65,528	76,813
Revenues		95,793	99,713
Net income/ (loss)		23,731	(38,371)
Total comprehensive income / (loss)		14,182	(2,025)
Total comprehensive income / (loss) attributable to non-controlling interest		9,482	(2,848)
Cash of operating activities		31,113	27,041
Cash of investing activities		40,644	11,189
Cash of financial activities		(76,125)	(27,754)
Net increase / (decrease) in cash and cash equivalents		(4,368)	10,476
Dividends distribution to non-controlling shareholders		$ (2,283)	$ (3,330)
Brasilagro [Member]
Disclosure of subsidiaries [line items]
Direct interest of non-controlling interest	[1]	66.45%	56.71%
Current assets		$ 21,976	$ 7,075
Non-current assets		8,338	18,856
Current liabilities		5,121	3,595
Non-current liabilities		7,903	5,252
Net assets		1,729	17,084
Book value of non-controlling interests		11,489
Revenues		7,605	5,798
Net income/ (loss)		2,368	1,995
Total comprehensive income / (loss)		(2,701)	(342)
Total comprehensive income / (loss) attributable to non-controlling interest		(1,795)
Cash of operating activities		1,295	849
Cash of investing activities		(706)	(356)
Cash of financial activities		9	(417)
Net increase / (decrease) in cash and cash equivalents		598	76
Dividends distribution to non-controlling shareholders
Elron [Member]
Disclosure of subsidiaries [line items]
Direct interest of non-controlling interest	[1]	38.94%	38.94%
Current assets		$ 3,377	$ 4,521
Non-current assets		3,966	377
Current liabilities		509	529
Non-current liabilities		142	69
Net assets		6,692	7,693
Book value of non-controlling interests		4,149	4,624
Revenues
Net income/ (loss)		(1,774)	(1,056)
Total comprehensive income / (loss)		(1,864)	(909)
Total comprehensive income / (loss) attributable to non-controlling interest		5,540	2,122
Cash of operating activities		(776)	(1,012)
Cash of investing activities		350	207
Cash of financial activities		874	1,338
Net increase / (decrease) in cash and cash equivalents		448	533
Dividends distribution to non-controlling shareholders
PBC [Member]
Disclosure of subsidiaries [line items]
Direct interest of non-controlling interest	[1]	27.60%	31.20%
Current assets		$ 79,327	$ 63,904
Non-current assets		112,404	23,644
Current liabilities		26,138	25,708
Non-current liabilities		118,789	208,515
Net assets		46,804	66,121
Book value of non-controlling interests		19,263	47,766
Revenues		1,231	18,061
Net income/ (loss)		12,648	6,953
Total comprehensive income / (loss)		12,165	7,575
Total comprehensive income / (loss) attributable to non-controlling interest		19,586	523
Cash of operating activities		6,328	9,081
Cash of investing activities		23,872	1,072
Cash of financial activities		(20,243)	2,926
Net increase / (decrease) in cash and cash equivalents		9,957	13,079
Dividends distribution to non-controlling shareholders		$ 1,684	$ 2,337
Cellcom [Member]
Disclosure of subsidiaries [line items]
Direct interest of non-controlling interest	[1],[2]	53.80%	55.90%
Current assets	[2]	$ 54,777	$ 45,957
Non-current assets	[2]	79,796	59,076
Current liabilities	[2]	31,386	27,278
Non-current liabilities	[2]	74,691	57,524
Net assets	[2]	28,496	20,231
Book value of non-controlling interests	[2]	1,792	12,777
Revenues	[2]	56,076	47,535
Net income/ (loss)	[2]	(2,068)	(1,524)
Total comprehensive income / (loss)	[2]	(2,100)	(1,538)
Total comprehensive income / (loss) attributable to non-controlling interest	[2]	534	(1,352)
Cash of operating activities	[2]	14,914	10,025
Cash of investing activities	[2]	(7,425)	(8,614)
Cash of financial activities	[2]	(6,323)	1,666
Net increase / (decrease) in cash and cash equivalents	[2]	1,166	3,077
Dividends distribution to non-controlling shareholders	[2]
Mehadrin [Member]
Disclosure of subsidiaries [line items]
Direct interest of non-controlling interest	[1]	56.25%
Current assets		$ 13,038
Non-current assets		17,839
Current liabilities		13,954
Non-current liabilities		3,336
Net assets		13,587
Book value of non-controlling interests		8,136
Revenues		1,952
Net income/ (loss)		106
Total comprehensive income / (loss)		123
Total comprehensive income / (loss) attributable to non-controlling interest		251
Cash of operating activities		246
Cash of investing activities		(70)
Cash of financial activities		(246)
Net increase / (decrease) in cash and cash equivalents		(70)
Dividends distribution to non-controlling shareholders		$ 17
IRSA CP [Member]
Disclosure of subsidiaries [line items]
Direct interest of non-controlling interest	[1]	16.73%	14.73%
Current assets		$ 14,925	$ 24,563
Non-current assets		129,578	91,203
Current liabilities		16,423	5,797
Non-current liabilities		52,507	51,924
Net assets		75,573	58,045
Book value of non-controlling interests		4,089	3,113
Revenues		8,563	14,537
Net income/ (loss)		18,153	(25,923)
Total comprehensive income / (loss)		18,405	(25,923)
Total comprehensive income / (loss) attributable to non-controlling interest		1,064	(150)
Cash of operating activities		4,890	5,588
Cash of investing activities		(2,879)	(4,958)
Cash of financial activities		(3,561)	(2,631)
Net increase / (decrease) in cash and cash equivalents		(1,550)	(2,001)
Dividends distribution to non-controlling shareholders		$ 663	$ 1,008

[1]	Corresponds to the direct interest from the Group.
[2]	DIC considers it exercises effective control over Cellcom because DIC is the group with the higher percentage of votes vis-a-vis other shareholders, also taking into account the historic voting performance in the Shareholders' Meetings.